BUSINESS COMBINATIONS AND INVESTMENTS - Investment in associate using equity method - Narratives (Details) - CAD ($) $ in Millions				12 Months Ended
	Sep. 03, 2025	Sep. 02, 2025	Mar. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Associates
Value non-controlling interest initially recognized				$ 1,706.1
Gain on dilution of interest in associate				195.4
Fair value of call options				21.0	$ 114.7
GFL Environmental Services JV LP (GES)
Associates
Ownership interest in associate (in %)	34.00%		44.00%
Value non-controlling interest initially recognized			$ 1,706.1
Gain on dilution of interest in associate				6.5
GFL Environmental Services JV LP (GES) | Call Options
Associates
Fair value of call options			$ (200.0)	(140.0)
Green Infrastructure Partners Inc. ("GIP")
Associates
Ownership interest in associate (in %)		30.10%
Gain on dilution of interest in associate				$ 186.7
Apollo Funds
Associates
Ownership interest in associate (in %)	22.00%		28.00%
BC Funds
Associates
Ownership interest in associate (in %)	22.00%		28.00%
HPS Investment Partners, LLC ("HPS")
Associates
Ownership interest in associate (in %)	22.00%
GFL Environmental Services
Associates
Divestiture enterprise value			$ 8,000.0